Segment reporting - Items included in measure of adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Nigeria
Disclosure of operating segments [line items]
Power generation	$ 63.1	$ 60.4	$ 180.8	$ 189.4
Staff costs	8.6	8.0	26.4	24.5
Tower repairs and maintenance	6.4	4.0	16.1	14.3
SSA
Disclosure of operating segments [line items]
Power generation	26.2	22.5	73.9	68.4
Staff costs	8.8	8.0	25.4	24.9
Tower repairs and maintenance	7.1	6.5	19.7	15.0
Latam
Disclosure of operating segments [line items]
Power generation	1.7	0.8	3.7	4.1
Staff costs	4.6	5.8	14.7	19.5
Tower repairs and maintenance	$ 2.7	1.8	$ 7.5	6.0
MENA
Disclosure of operating segments [line items]
Power generation		0.6		1.9
Staff costs		1.5		4.3
Tower repairs and maintenance		$ 0.7		$ 2.2